Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net income (loss):
Net income (loss) attributable to MHFG common shareholders		¥ (104,722)	¥ 581,765	¥ 150,195
Effect of dilutive securities
Effect of dilutive securities
Net income (loss) attributable to common shareholders after assumed conversions		¥ (104,722)	¥ 581,765	¥ 150,195
Shares:
Weighted average common shares outstanding		2,537,051	2,537,513	2,537,368
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	[1]		89	158
Weighted average common shares after assumed conversions		2,537,051	2,537,602	2,537,526
Earnings per common share:
Basic net income (loss) per common share		¥ (41.28)	¥ 229.27	¥ 59.19
Diluted net income (loss) per common share	[1]	¥ (41.28)	¥ 229.26	¥ 59.19

[1]	For the fiscal years ended March 31, 2020, 2021 and 2022, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the fiscal year ended March 31, 2022, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be anti-dilutive due to net loss.